Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Property, Plant and Equipment	PROPERTY, PLANT AND EQUIPMENT:
    Property, plant and equipment are comprised of the following:

	2020
	Cost	Accumulated Depreciation and Impairment	Net Book Value
Land	$36.2	$12.0	$24.2
Buildings including improvements	360.6	210.2	150.4
Machinery and equipment	721.8	563.9	157.9
	$1,118.6	$786.1	$332.5

	2021
	Cost	Accumulated Depreciation and Impairment	Net Book Value
Land	$35.2	$12.0	$23.2
Buildings including improvements	383.5	228.0	155.5
Machinery and equipment	739.7	579.7	160.0
	$1,158.4	$819.7	$338.7
The following table details the changes to the net book value of property, plant and equipment for the years indicated:

	Note	Land	Buildings including Improvements	Machinery and Equipment	Total
Balance — January 1, 2020		$23.6	$154.6	$176.8	$355.0
Additions		—	16.9	34.5	51.4
Depreciation		—	(20.9)	(47.9)	(68.8)
Write-down of assets and other disposals(i)		—	(0.9)	(4.3)	(5.2)
Foreign exchange and other		0.6	0.7	(1.2)	0.1
Balance — December 31, 2020		24.2	150.4	157.9	332.5
Additions		—	11.0	47.2	58.2
Acquisitions through business combination	3	—	17.8	5.0	22.8
Depreciation		—	(22.0)	(46.8)	(68.8)
Write-down of assets and other disposals (i)		—	(0.8)	(3.1)	(3.9)
Foreign exchange and other		(1.0)	(0.9)	(0.2)	(2.1)
Balance — December 31, 2021		$23.2	$155.5	$160.0	$338.7
(i)    Includes the write-down of equipment primarily related to disengaged programs in 2020 and 2021 (recorded in each case as restructuring charges), as described in note 15(a).
We review the carrying amount of property, plant and equipment for impairment whenever events or changes in circumstances (triggering events) indicate that the carrying amount of such assets (or the related CGU or CGUs) may not be recoverable. If any such indication exists, we test the carrying amount of such assets or CGUs for impairment. We did not identify any triggering event during the course of 2019 through 2021 indicating that the carrying amount of such assets or related CGUs may not be recoverable.